Other Commitments with Third Parties and Other Contingent Liabilities - Share-based payment plan (Details)				1 Months Ended	12 Months Ended					24 Months Ended	58 Months Ended
	Jan. 16, 2025 USD ($)	Jul. 29, 2021 item	Dec. 28, 2018 USD ($)	May 31, 2023 € / shares shares	Dec. 31, 2024 EUR (€) shares Options € / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2024 EUR (€) shares Options € / shares	Dec. 31, 2024 EUR (€) shares Options € / shares	Jan. 28, 2025 GBP (£)	Sep. 25, 2024 EUR (€)	Sep. 30, 2022 item l	Dec. 28, 2018 EUR (€)	Dec. 28, 2018 USD ($)
Disclosure of commitments and contingent liabilities [line items]
Loans to related parties					€ 214,119,000		€ 216,426,000			€ 214,119,000	€ 214,119,000
Recognized in equity					€ 1,058					1,058	€ 1,058
Commencement of major litigation | CERUS CORPORATION v. LABORATORIOS GRIFOLS, S.A
Disclosure of commitments and contingent liabilities [line items]
Legal cost fixed | $	$ 1,091,731.31
Liability for Tribunal's costs payable by entity | £												£ 36,000
Plasmavita Healthcare GmbH (Germany)
Disclosure of commitments and contingent liabilities [line items]
Proportion of ownership interest in subsidiary					50.00%	50.00%
Proportion of ownership interests held by non-controlling interests					50.00%	50.00%
Proportion of additional interest in subsidiary that entity has option to acquire					50.00%	50.00%
Term of option to acquire additional ownership interests after end of management services					6 months	6 months
Grifols Diagnostic Solutions, Inc.
Disclosure of commitments and contingent liabilities [line items]
Proportion of ownership interest in subsidiary					55.00%	55.00%	55.00%				66.79%
Proportion of ownership interests held by non-controlling interests					45.00%	45.00%	33.04%	33.21%	45.00%
Shanghai RAAS Blood Products Co., Ltd.
Disclosure of commitments and contingent liabilities [line items]
Percentage of sales					20.00%	20.00%
Initial term					10 years	10 years
Additional extension term					10 years	10 years
Scranton Enterprises BV
Disclosure of commitments and contingent liabilities [line items]
Loans					€ 131,864,000		€ 115,209,000			131,864,000	€ 131,864,000				€ 86,969,000	$ 95,000,000
Increase (decrease) in loan amount										15,000,000
Scranton Plasma B V
Disclosure of commitments and contingent liabilities [line items]
Loans															€ 86,969,000	95,000,000
Increase (decrease) in loan amount							15,000,000
Loans to related parties					131,864,000		115,209,000			131,864,000	131,864,000
Scranton Plasma B V | BPC Plasma, Inc and Haema, AG
Disclosure of commitments and contingent liabilities [line items]
Consideration on sale of Subsidiary | $			$ 538,000,000
Amount of indebtedness incurred by counterparty in connection to sale of subsidiary, representing the minimum exercise price of share repurchase option | $																$ 425,000,000
Percentage of sale of interest			100.00%
Maximum | EXECUTIVE COMMITTEE OF CNMV
Disclosure of commitments and contingent liabilities [line items]
Penalties imposed against entity													€ 1,000,000
Euribor | Scranton Plasma B V
Disclosure of commitments and contingent liabilities [line items]
Adjustment to interest rate basis (as a percent)															2.00%	2.00%
Canadian Blood Services
Disclosure of commitments and contingent liabilities [line items]
Number of Million Grains of Immunoglobulin agreed to receive | item														2,400,000
Volume of Canadian Plasma Need to Collect Annually | l														600
Canadian Blood Services | 2025
Disclosure of commitments and contingent liabilities [line items]
Contractual capital commitments					12,433,448					12,433,448	12,433,448
Canadian Blood Services | 2026
Disclosure of commitments and contingent liabilities [line items]
Contractual capital commitments					€ 61,265,816					€ 61,265,816	€ 61,265,816
Haier | Shanghai RAAS Blood Products Co., Ltd. | Grifols Diagnostic Solutions, Inc.
Disclosure of commitments and contingent liabilities [line items]
Aggregate EBITDA for 2024 to 2028 | $						$ 850,000,000
Percentage of distributable profit to be distributed for 2024 to 2028					50.00%					50.00%	50.00%
Voting rights period					10 years	10 years
Income recognized					€ 1,855,000
Value assigned to voting proxy agreement					€ 10,000,000					€ 10,000,000	€ 10,000,000
Amortisation period for voting proxy agreement					3 years	3 years
Haier | Minimum | Shanghai RAAS Blood Products Co., Ltd. | Grifols Diagnostic Solutions, Inc.
Disclosure of commitments and contingent liabilities [line items]
Threshold Proportion of Ownership Percentage Held For Aggregate Earnings Before Interest Taxes Depreciation And Amortization In Subsidiary For Specified Period					10.00%	10.00%
Grifols Egypt
Disclosure of commitments and contingent liabilities [line items]
Number of plasma centers to be constructed | item		20
Percentage of ownership in joint venture		49.00%
Threshold period for exercise of options		10 years
Grifols Egypt | National Service Projects Organization (NSPO)
Disclosure of commitments and contingent liabilities [line items]
Percentage of ownership in joint venture		51.00%
Equity-settled share-based payment plan
Disclosure of commitments and contingent liabilities [line items]
Expense from share-based payment transactions with employees					€ 5,621,000		2,586,000
Equity-settled share-based payment plan | Stock Options [Member]
Disclosure of commitments and contingent liabilities [line items]
Vesting Period				4 years
Maximum Number Awards Will be Granted in Share-based Payment Arrangement | shares				4,000,000
Exercise price, share options granted | € / shares				€ 8.96
Equity-settled share-based payment plan | Stock Options [Member] | Ordinary shares
Disclosure of commitments and contingent liabilities [line items]
Ifrs Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				4,000,000
Equity-settled share-based payment plan | Stock Options [Member] | Ifrs Share-Based Payment Arrangement, Tranche One [Member]
Disclosure of commitments and contingent liabilities [line items]
Ifrs Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				40.00%
Equity-settled share-based payment plan | Stock Options [Member] | Ifrs Share-Based Payment Arrangement, Tranche Two [Member]
Disclosure of commitments and contingent liabilities [line items]
Ifrs Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				60.00%
Equity-settled share-based payment plan | Stock Options Settled by 2025 [Member]
Disclosure of commitments and contingent liabilities [line items]
Unit fair value					€ 3.05					€ 3.05	€ 3.05
Number of share options outstanding in share-based payment arrangement | Options					1,040,000					1,040,000	1,040,000
Equity-settled share-based payment plan | Stock Options Settled by 2027 [Member]
Disclosure of commitments and contingent liabilities [line items]
Unit fair value					€ 2.85					€ 2.85	€ 2.85
Number of share options outstanding in share-based payment arrangement | Options					1,560,000					1,560,000	1,560,000
Equity-settled share-based payment plan | Restricted Stock Units Settled by 31/12/2026 [Member]
Disclosure of commitments and contingent liabilities [line items]
Share-based Payment Arrangement, Per Unit Fair Value | € / shares					€ 2.39					€ 2.39	€ 2.39
Number of other equity instruments outstanding in share-based payment arrangement | shares					180,000					180,000	180,000
Equity-settled share-based payment plan | Restricted Stock Units Settled by 22/02/2025 [Member]
Disclosure of commitments and contingent liabilities [line items]
Share-based Payment Arrangement, Per Unit Fair Value | € / shares					€ 1.08					€ 1.08	€ 1.08
Number of other equity instruments outstanding in share-based payment arrangement | shares					700,000					700,000	700,000
Equity-settled share-based payment plan | Restricted Stock Units Settled by 28/02/2025 [Member]
Disclosure of commitments and contingent liabilities [line items]
Share-based Payment Arrangement, Per Unit Fair Value | € / shares					€ 2.19					€ 2.19	€ 2.19
Number of other equity instruments outstanding in share-based payment arrangement | shares					270,000					270,000	270,000
Equity-settled share-based payment plan | Minimum | Ifrs Restricted Stock Units (RSUs) [Member]
Disclosure of commitments and contingent liabilities [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | € / shares					€ 8.964
Equity-settled share-based payment plan | Maximum | Ifrs Restricted Stock Units (RSUs) [Member]
Disclosure of commitments and contingent liabilities [line items]
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | € / shares					€ 12.84
Cash-settled share-based payment plan
Disclosure of commitments and contingent liabilities [line items]
Liabilities from share-based payment transactions					€ 2,932,000					€ 2,932,000	€ 2,932,000
Total short-term Trading creditors and other account payable					2,090,000		1,610,000			2,090,000	2,090,000
Long-term in provisions					842,000					€ 842,000	€ 842,000
Expense from cash-settled share-based payment transactions					€ 1,208,000		€ 1,724,000
Cash-settled share-based payment plan | Ordinary shares
Disclosure of commitments and contingent liabilities [line items]
Threshold Business Days for Computation of Average Price Per Share				5 days
Cash-settled share-based payment plan | Stock Options [Member]
Disclosure of commitments and contingent liabilities [line items]
Vesting Period				4 years
Cash-settled share-based payment plan | Ifrs Restricted Stock Units (RSUs) [Member] | Ifrs Share-Based Payment Arrangement, Tranche One [Member]
Disclosure of commitments and contingent liabilities [line items]
Ifrs Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				50.00%
Cash-settled share-based payment plan | Ifrs Restricted Stock Units (RSUs) [Member] | Ifrs Share-Based Payment Arrangement, Tranche Two [Member]
Disclosure of commitments and contingent liabilities [line items]
Ifrs Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				50.00%
Cash-settled share-based payment plan | Restricted Stock Units Settled by 2025 [Member]
Disclosure of commitments and contingent liabilities [line items]
Share-based Payment Arrangement, Per Unit Fair Value | € / shares					€ 9.44					€ 9.44	€ 9.44
Number of other equity instruments outstanding in share-based payment arrangement | shares					268,350					268,350	268,350
Cash-settled share-based payment plan | Restricted Stock Units Settled by 2027 [Member]
Disclosure of commitments and contingent liabilities [line items]
Share-based Payment Arrangement, Per Unit Fair Value | € / shares					€ 7.61					€ 7.61	€ 7.61
Number of other equity instruments outstanding in share-based payment arrangement | shares					268,350					268,350	268,350